Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Home BancShares, Inc. 401(k) and Employee Stock Ownership Plan (the “Plan”) provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution employee stock ownership plan which covers substantially all employees of Home BancShares, Inc. (the “Company”, “Plan Sponsor”, or “Employer”) and its subsidiary, who have attained age 18. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.
Contributions
Each year participants may contribute a portion of their annual compensation, as defined by the Plan and subject to Internal Revenue Service (the “IRS”) limitations. Participants may also contribute amounts representing distributions from other qualified defined benefit or contribution plans (“rollovers”). Participants are eligible to receive discretionary matching contributions upon meeting eligibility requirements to participate in the Plan. During the year ended December 31, 2025, participants received a match of 50% of the first 6% of their deferrals, in the amount of $3,692,652. Contributions from Plan participants and the matching contributions from the Employer are recorded in the year in which the employee contributions are withheld from compensation.
The Employer may also make a discretionary contribution, including profit-sharing contributions, on a pro rata basis for all eligible participants. The Employer did not make a discretionary contribution for 2025. Participants are eligible to share in the allocation of employer contributions, if during the year the participant has been credited with at least 1,000 hours of service and is employed on the last day of the year, (unless termination of employment was a result of retirement, disability, or death).
Participants direct their contributions and employer contributions into various investment options offered by the Plan. One of the investment options is the Employer’s common stock.
Participant Accounts
Each participant’s account is credited with the participant’s contributions and allocations of (a) the Employer’s contribution and (b) Plan earnings and losses, and charged with any benefit payments and administrative expenses, for which they are directly responsible. Plan earnings and losses are allocated based on participant account balances, as defined by the Plan. A participant is entitled to the benefit that can be provided from the individual participant’s vested account.
Payment of Benefits
Upon retirement, disability, death, or termination of employment, the total vested value of a participant’s account that exceeds $7,000 is distributed to the participant or his or her beneficiary, as applicable, in a lump sum of cash unless the participant or the beneficiary elects certain other forms of distribution available under the Plan. If the vested value of a participant’s account is less than $1,000, the total vested balance is distributed as an automatic lump sum payment in cash. For participant accounts greater than $1,000 but not more than $7,000, the vested value of the participant’s account may be rolled into an individual retirement account on behalf of the participant or distributed to the participant or his or her beneficiary, as applicable, in cash. Additionally, a participant may request certain in-service withdrawals, including hardship withdrawals, of all or a portion of his or her vested account balance at any time, subject to certain restrictions and limitations, as defined by the Plan document.
Notes Receivable from Participants
Participants may borrow, from their fund accounts, a minimum of $1,000, up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. A participant may have no more than two loans outstanding at a time. The notes receivable from participants are secured by the balance in the participant’s account and bear a reasonable rate of interest as defined by the Plan. Interest rates on all outstanding loans range from 5.00% to 10.50%. Principal and interest payments occur ratably through regular payroll deductions over a period not to exceed five years, unless the notes receivable were used to purchase a primary residence in which case the note receivable terms may exceed five years.
Vesting
Participants are always fully vested in their contributions plus actual earnings thereon. Employer contributions become fully vested after a participant has completed his or her fifth year of service based on a graduated vesting schedule as follows:

Employer Contributions
Years of Service	Vested Percentage
Less than 1	0%
2	25%
3	50%
4	75%
5	100%
Administrative Expenses
Processing fees of the Plan are charged against the individual participant account balance that was responsible for the expense. Administrative expenses are paid by the Plan or may be paid by the Employer at the Employer’s discretion. Administrative expenses paid by the Plan may be allocated to participants on a Pro Rata or Per Capita basis, at the Plan Administrator’s discretion.
The Plan participates in a revenue sharing program, and income from the program can be used to pay Plan expenses. The revenue sharing program account balance was $206,507 and $0 at December 31, 2025 and 2024, respectively. During the year ended December 31, 2025, total revenue sharing income was $206,507, and no Plan expenses were paid using those revenue credits.
Forfeitures
Forfeitures of matching contributions are available to be reallocated as an offset to future discretionary matching contributions. Forfeitures of profit-sharing contributions are available to be reallocated as additional profit-sharing contributions. Unallocated forfeitures were $5,200 and $0 at December 31, 2025 and 2024, respectively. During 2025, forfeitures of approximately $238,000 were used to offset Employer contributions.
Plan Termination
Although it has not expressed any intent to do so, the Plan Sponsor has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of termination of the Plan, all participants would become fully vested in the Employer’s matching portion of their account. Employee contributions and their related earnings are always 100% vested.